                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mizuho Corporate Bank, Ltd.
Address:   1-3-3, Marunouchi, Chiyoda-ku, Tokyo 100-8210, Japan

Form 13F File Number: 28-
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hajime Kitasaka
Title: Deputy General Manager, International Coordination Division
Phone: 81-3-5220-8795

Signature, Place, and Date of Signing:

Hajime Kitasaka            Tokyo, Japan              February 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     8
Form 13F Information Table Value Total:     793,108 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


              COLUMN 1       COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
              --------       --------       --------  -------- ------------------- ----------- -------- ----------------------------
                                                                                                                     VOTING
                                                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER              AUTHORITY
           NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN CALL DEISCRETION MANAGER      SOLE    SHARED    NONE
           --------------    --------------  -----    --------  -------   --- ---- ----------- -------- ---------- --------- -------

SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109  179,227  1,550,000 SH       SOLE                  1,550,000         0       0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   92,582  1,700,000 SH       SOLE                  1,700,000         0       0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   62,875    500,000 SH       SOLE                    500,000         0       0
ISHARES INC                  MSCI PAC J IDX 464286665   28,188    600,000 SH       SOLE                    600,000         0       0
AFLAC INC                    COM            001055102    8,465    150,000 SH       SOLE                  1,500,000         0       0
BANK OF AMERICA CORPORATION  COM            060505104  416,936 31,254,545 SH       SOLE                 31,254,545         0       0
CME GROUP INC                COM            12572Q105    3,299  10,251.75 SH       SOLE                     10,251         0       0
DOW CHEM CO                  COM            260543103    1,536     45,000 SH       SOLE                     45,000         0       0